Debt (Details) - Schedule of carrying value of the company’s senior secured notes - Senior Secured Notes [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Debt (Details) - Schedule of carrying value of the company’s senior secured notes [Line Items]
Principal amount	$ 50,000
Accrued and unpaid interest	1,278
Unamortized debt discount	(9,376)
Total	$ 41,902